Convertible Senior Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Convertible senior notes
Interest rate (as a percent)	6.50%
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Discounts to the initial purchaser		$ 3,375,000
Interest expense	5,325,474	192,566
Convertible senior notes
Convertible senior notes
Aggregate principal amount issued		135,000,000
Interest rate (as a percent)		2.75%
Number of shares receivable upon conversion		1
Ordinary shares, par value (in dollars per share)		$ 0.001
Initial conversion rate		0.0595380
Price per ADS on conversion (in dollars per share)		$ 16.8
Repurchase price as a percentage of principal amount of the notes		100.00%
Net proceeds from the offering	130,073,430
Discounts to the initial purchaser	3,375,000
Debt issuance costs	1,551,570
Interest expense	5,319,058	192,566	0
Portion of net proceeds used to purchase a call option	44,999,998
Number of ADS covered by portion of net proceeds used to purchase a call option	3,482,972
Notes converted	$ 0